Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Fair Value of Financial Instruments Measured on Recurring Basis

The following tables provide a summary of the fair value of financial instruments that are measured on a recurring basis using the above input categories as of December 31, 2013 (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,107	$1,107

	$—	$—	$1,107	$1,107

The following tables provide a summary of the fair value of financial instruments that are measured on a recurring basis using the above input categories (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,107	$1,107

	$—	$—	$1,107	$1,107

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,767	$1,767

	$—	$—	$1,767	$1,767

Schedule of Fair Value Inputs Liabilities Quantitative Information

Quantitative information regarding significant unobservable inputs used for recurring Level 3 fair value measurements of financial instruments were as follows as of December 31, 2013:

	December 31, 2013
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	0.8 years - 8.3 years
		Yield Volatility	21.4% - 31.1%
		Credit Spread	8.90%
		Risk-free rate	0.13% - 2.45%

Quantitative information regarding significant unobservable inputs used for recurring Level 3 fair value measurements of financial instruments as of December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	0.8 years - 8.3 years
		Yield Volatility	21.4% - 31.1%
		Credit Spread	8.90%
		Risk-free rate	0.13% - 2.45%

	December 31, 2012
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	3.3 years - 9.3 years
		Yield Volatility	20.4% - 28.5%
		Credit Spread	11.94%
		Risk-free rate	0.36% - 1.78%

Summary of Change in Fair Value of Level 3 Financial Instruments

The following table summarizes the changes in fair value of our Level 3 financial instruments for the three and nine months ended September 30, 2014 and 2013 (dollars in thousands):

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Beginning Balance	$—	$1,107
Issuances	—	—
Change in fair value of derivative liability	—	(635)
Write-off to Other income (expense)	—	(472)

Ending Balance	$—	$—

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Beginning Balance	$1,766	$1,767
Issuances	—	—
Change in fair value of derivative liability	(659)	(660)

Ending Balance	$1,107	$1,107

The following table summarizes the change in fair value of our Level 3 financial instruments for the years ended December 31, 2013 and 2012 (dollars in thousands).

	2013	2012
Balance, beginning of year	$1,767	$—
Issuances	—	2,100
Change in fair value of derivative liability	(660)	(333)

Balance, end of year	$1,107	$1,767